Construction contracts in progress	12 Months Ended
Mar. 31, 2018
Disclosure Of Construction Contracts In Progress [Abstract]
Disclosure of recognised revenue from construction contracts [text block]
23.	Construction contracts in progress

	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016

Contract revenue recognized for the year	-	-	21,852
Aggregate amounts of costs incurred and recognized profits (less recognized losses) upto the reporting date for contracts in progress	-	-	48,315
Amount of retentions	-	-	-
Gross amount due from customers for contract work presented as an asset	-	-	48,315